Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Finished goods	$ 1,832.2	$ 1,771.7
Work in progress	181.0	175.1
Raw materials	273.2	288.5
Inventories	$ 2,286.4	$ 2,235.3